Capital and financing transactions	9 Months Ended
Jul. 31, 2022
Text Block [Abstract]
Capital and financing transactions
12.	Capital and financing transactions
Preferred shares and other equity instruments
Issuance
On June 16, 2022, the Bank issued

$1.5 billion

of
 7.023%
 Limited Recourse Capital Notes Series 3 (NVCC) (“LRCN Series 3”) due July 27, 2082, which form part of the Bank’s Additional Tier 1 Capital. Non-deferable interest is payable quarterly at a fixed rate of 7.023% per annum until July 27, 2027; and thereafter, the non-deferable interest will reset every fifth year until July 27, 2077, at a rate equal to the 5-year Government of Canada yield plus 3.95%. In connection with the issuance of LRCN Series 3, the Bank issued $1.5 billion of 7.023% Fixed Rates Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (NVCC) (“the Series 3 AT1 Notes”) to Scotiabank LRCN Trust, a consolidated entity
,
to be held as trust assets in connection with LRCN structure. As the Series 3 AT1 Notes eliminate on consolidation, they do not currently form part of the Bank’s Additional Tier 1 capital.
Upon the occurrence of a recourse event, the noteholder’s sole recourse will be limited to their proportionate share of the assets held in the Scotiabank LRCN Trust. A recourse event occurs if (a) there is non-payment in cash by the Bank of the principal amount, together with any accrued and unpaid interest, on the maturity date, (b) there is non-payment in cash of interest which is not cured within 5 business days, (c) there is non-payment in cash of the redemption price in connection with the redemption of LRCN Series 3, (d) an event of default occurs (bankruptcy, insolvency, or liquidation of the Bank), or (e) there is an NVCC Trigger Event.
Subject to regulatory consent and approval, the LRCN Series 3 are redeemable, in whole or in part, every five years during the period from June 27 to and including July 27, commencing in 2027.
The LRCN Series 3 and Series 3 AT1 Notes are the Bank’s direct unsecured obligations, ranking subordinate to the Bank’s Subordinated debentures and ranking equally with the Bank’s existing NVCC subordinated additional Tier 1 capital securities.
The LRCN Series 3 and the Series 3 AT1 Notes include NVCC provisions necessary for them to qualify as Tier 1 regulatory capital under Basel III. NVCC provisions require the conversion of the AT1 Notes into a variable number of common shares if OSFI announces that the Bank has ceased, or is about to cease, to be viable, or if a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection, or equivalent support, from the federal government or any provincial government or political subdivision or agent thereof without which the Bank would have been determined by OSFI to be non-viable. Upon an NVCC Trigger Event, LRCN Series 3 will cease to be outstanding following delivery to the noteholders of their proportionate share of the trust assets comprised of common shares of the Bank received by the trust upon automatic conversion of the Series 3 AT1 Notes.
The LRCN Series 3 are compound instruments with both equity and liability features. On the date of issuance, the Bank has assigned an insignificant value to the liability component of LRCN Series
3
 and, as a result, the full proceeds received have been presented as equity.
Common shares
Normal Course Issuer Bid
On November 30, 2021, the Bank announced that OSFI and the Toronto Stock Exchange (TSX) approved its normal course issuer bid (the “2022 NCIB”) pursuant to which it may repurchase for cancellation up to 24 million of the Bank’s common shares.
On March 28, 2022, the Bank announced that OSFI and the Toronto Stock Exchange (TSX) approved an amendment to the 2022 NCIB (the “2022 NCIB Amendment”) to increase the number of common shares that the Bank may repurchase for cancellation from
24
 million to
36
 million.
Purchases under the 2022 NCIB commenced on December 2, 2021, and will terminate upon earlier of: (i) the Bank purchasing the maximum number of common shares under the 2022 NCIB Amendment, (ii) the Bank providing a notice of termination, or (iii) December 1, 2022. On a quarterly basis, the Bank will notify OSFI prior to making purchases
.
During the nine months ended July 31, 2022, the Bank repurchased and cancelled approximately 31.3 million common shares at an average price of $87.68 per share for a total amount of $2,745 million. In Q3 2022, the Bank repurchased and cancel
l
ed approximately 5 million common shares for a total amount of $409 mill ion.

No repurchases

of common shares were made during the three and nine months ended July 31, 2021.